Fees Summary	Aug. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 834,540
Previously Paid Amount	0.00
Total Fee Amount	123.18
Total Offset Amount	0.00
Net Fee	123.18
Narrative - Max Aggregate Offering Price	$ 834,540
Final Prospectus	true